FAIR VALUE MEASUREMENTS - Subsequent Measurement (Details) - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value, Beginning period		$ 3,452,400	$ 1,972,800	$ 1,972,800
Change in valuation inputs or other assumptions		(1,191,900)	(945,300)
Fair value, End period	$ 1,972,800	2,260,500	1,027,500	3,452,400
Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value, Beginning period		3,452,400	1,972,800	1,972,800
Initial measurement on October 22, 2019 (IPO)	1,356,300
Change in valuation inputs or other assumptions	616,500	(1,191,900)	(945,300)	1,479,600
Fair value, End period	$ 1,972,800	$ 2,260,500	$ 1,027,500	$ 3,452,400